UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — December 31, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|10

Annual report

Putnam VT
Money Market Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

The global recovery continued to solidify in the final months of 2010, with economies around the world experiencing economic growth. In the United States, corporations are emerging from the Great Recession in strong financial health. Putnam’s investment team believes the outlook for U.S. equities is further bolstered by low short-term interest rates and the extension of current tax rates. Another sign of the positive outlook for equities was that traditionally safe-haven U.S. Treasuries experienced their first setback in several years, as investors sought higher potential returns in riskier assets.

Although the global recovery continues, a range of fiscal and monetary circumstances around the world contributes to a global investment mosaic that is more varied than in recent years. Europe struggles with debt issues at a time when emerging markets are striving to dampen inflationary growth. This divergence may well lead to future market volatility. However, we believe it may also lead to additional opportunities for active, research-focused managers like Putnam.

In developments affecting oversight of your fund, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/10)

Investment objective

As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

Net asset value December 31, 2010

Class IA: $1.00	Class IB: $1.00

Total return at net asset value
			Lipper VT Money
			Market Funds
(as of 12/31/10)	Class IA shares*	Class IB shares†	Category Average

1 year	0.03%	0.03%	0.01%

5 years	13.47	12.46	12.25
Annualized	2.56	2.38	2.34

10 years	25.11	22.51	23.18
Annualized	2.27	2.05	2.11

Life	148.64	143.34	147.82
Annualized	4.06	3.96	4.05

Current yield (as of 12/31/10)

7-day yield
(without subsidy)	–0.18%	–0.43%

7-day yield
(with subsidy)	0.02%	0.02%

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance for class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

The 7-day yield is the most common gauge for measuring money market mutual fund performance. Yield reflects current performance more closely than total return.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/10. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Putnam VT Money Market Fund 1

Report from your fund’s managers

Money markets continue to operate in an environment of high volatility and low interest rates. How did the fund perform?

During 2010, concerns remained elevated regarding the severe debt issues of Greece, Ireland, Portugal, Spain, and Italy, which caused prices of their respective short-term debt to fluctuate greatly. Outside Europe, the money market universe remained highly sensitive, reacting with heightened risk aversion to negative headlines throughout the year. This created a very volatile market in credit-related investments. For the 12 months ended December 31, 2010, Putnam VT Money Market Fund’s class IA shares returned 0.03% at net asset value. The fund’s performance was in line with the current interest-rate environment, which continues to be influenced by the Federal Reserve Board’s decision to hold interest rates steady at a target range of 0.0% to 0.25%.

New money market regulations were introduced in 2010. What are the new rules, and how are they affecting the management of the fund?

In the aftermath of the financial crisis in late 2008, money market regulation came under scrutiny — prompting the Securities and Exchange Commission [SEC] to introduce changes for money market fund operations. The enhanced rules focus primarily on liquidity, quality, and reporting standards. To be in compliance, money market funds need to maintain minimum levels of daily and weekly liquidity to ensure significant redemptions can be met without affecting remaining shareholders. Also, higher credit-quality standards and shorter duration of the underlying investments are now required for non-government money market securities. Funds are also required to do regular “stress-testing” for various market scenarios.

With its goal of making money market funds safer, we believe the SEC’s actions represent a positive development for the money market industry as a whole. But increased safety and less risk can mean lower yields. And with the stricter maturity requirements, our ability to extend out on the yield curve to capture higher yields may be more limited. The portfolio’s shorter weighted average maturity [WAM], which declined during the period, reflects our efforts to comply with the stricter maturity limits set by the new SEC regulations. On December 31, 2010, the fund’s WAM was 40 days.

What was your strategy to capture income during the period?

Since we strive to maintain a stable $1.00 net asset value, and given the new guidelines dictated by Rule 2a-7 to protect shareholders, we increased the fund’s holdings of U.S. Treasury bills and notes and repurchase agreements, which are collateralized by government, agency, and corporate securities.

What fund holdings exemplified your strategy?

During the period, the fund was exposed to large, creditworthy banks, such as JPMorgan Chase Bank, Bank of America, and National Australia Bank, with tight maturity limits. Looking at underlying bank fundamentals, we continue to see a relatively stable picture, however. Asset-quality measures are showing improving trends. Profits are being retained and are helping to build capital. These positive developments are somewhat offset by the banks’ underlying revenue weakness with soft loan demand, pressured interest margins, lower capital markets volume, and ongoing regulatory pressure on fee business. The European sovereign debt stress remains a factor in our overall bank positioning, and we have limited these exposures.

We continue to find attractive opportunities in the asset-backed commercial paper [ABCP] market. The ABCP issuers that we consider appropriate investments must be backed by diversified high-quality financial assets, must maintain ample third-party structural support, and must have strong management and sponsorship. Old Line Funding and Bryant Park Funding exemplified our strategy in this market during the year.

What is your outlook for 2011?

The financial markets received an additional boost in December 2010 with signs of stronger economic growth and optimism surrounding the federal government’s compromise to extend the Bush-era tax cuts. The developments raised short-term expectations for U.S. growth despite offsetting variables such as high unemployment and a lethargic housing market. In this environment, we believe that strategies to reduce volatility and downside risk remain just as important as finding income. We will continue to monitor the money market universe for opportunities. But we plan to maintain the fund’s conservative investments in government securities because we believe the risk and reward profile of non-government investments remains limited for the near future.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Joanne Driscoll is a CFA charterholder. She joined Putnam in 1995 and has been in the investment industry since 1992.

Portfolio Manager Jonathan Topper is a Money Market Specialist at Putnam. He has been in the investment industry since he joined Putnam in 1990.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Money Market Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2010, to December 31, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/10		for the 6 months ended 12/31/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$1.26	$1.26	$1.28	$1.28

Ending value
(after expenses)	$1,000.10	$1,000.10	$1,023.95	$1,023.95

Annualized
expense ratio†	0.25%	0.25%	0.25%	0.25%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights. Reflects a voluntary waiver of certain fund expenses.

Putnam VT Money Market Fund 3

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Money Market Fund (the “fund”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2011

4 Putnam VT Money Market Fund

The fund’s portfolio 12/31/10

REPURCHASE AGREEMENTS (38.0%)*	Principal amount	Value

Interest in $115,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with BNP
Paribas Securities Corp. due January 3, 2011 —
maturity value of $6,000,115 for an effective yield
of 0.23% (collateralized by various corporate bonds
and notes and various foreign government bonds
and notes with coupon rates ranging from 5.75% to
10.50% and due dates ranging from July 14, 2014
to September 15, 2029, valued at $120,750,001)	$6,000,000	$6,000,000

Interest in $81,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with
Citigroup Global Markets, Inc. due January 3, 2011 —
maturity value of $5,800,145 for an effective yield
of 0.30% (collateralized by various corporate bonds
and notes with coupon rates ranging from zero % to
7.50% and due dates ranging from a bond that matures
on January 18, 2011 to a perpetual bond that does
not have a predetermined maturity date, valued
at $85,575,001)	5,800,000	5,800,000

Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Citigroup
Global Markets, Inc. due January 3, 2011 — maturity
value of $17,000,397 for an effective yield of 0.28%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 2.75% to 6.00% and
due dates ranging from March 1, 2018 to
November 15, 2040, valued at $252,960,000)	17,000,000	17,000,000

Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Deutsche
Bank Securities, Inc. due January 3, 2011 — maturity
value of $17,000,397 for an effective yield of 0.28%
(collateralized by various Federal National Mortgage
Association securities with coupon rates ranging from
2.97% to 7.00% and due dates ranging from
August 1, 2012 to July 1, 2047, valued
at $252,960,000)	17,000,000	17,000,000

Interest in $63,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Deutsche
Bank Securities, Inc. due January 3, 2011 — maturity
value of $3,000,062 for an effective yield of 0.25%
(collateralized by various corporate bonds and notes
and asset-backed securities with coupon rates
ranging from zero % to 8.00% and due dates ranging
from September 30, 2011 to October 15, 2048,
valued at $66,150,000)	3,000,000	3,000,000

Interest in $228,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Goldman
Sachs & Co. due January 3, 2011 — maturity value of
$17,000,212 for an effective yield of 0.15%
(collateralized by various mortgage-backed securities
with coupon rates ranging from zero % to 6.00% and
due dates ranging from May 1, 2023 to
December 1, 2040, valued at $232,560,000)	17,000,000	17,000,000

Interest in $87,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with JPMorgan
Securities, Inc. due January 3, 2011 — maturity value
of $6,500,162 for an effective yield of 0.30%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 8.00% and
due dates ranging from February 24, 2012 to
December 16, 2050, valued at $91,878,227)	6,500,000	6,500,000

REPURCHASE AGREEMENTS (38.0%)* cont.		Principal amount		Value

Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with JPMorgan
Securities, Inc. due January 3, 2011 — maturity value
of $17,000,425 for an effective yield of 0.30%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 3.50% to 8.50% and
due dates ranging from May 1, 2014 to
September 1, 2050, valued at $252,961,342)			$17,000,000	$17,000,000

Interest in $86,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill
Lynch & Co. due January 3, 2011 — maturity value of
$6,500,146 for an effective yield of 0.27%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 0.724% to 6.15% and
due dates ranging from February 5, 2013 to
September 30, 2015, valued at $90,825,000)			6,500,000	6,500,000

Interest in $439,946,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill
Lynch & Co. due January 3, 2011 — maturity value of
$19,044,397 for an effective yield of 0.25%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 1.543% to 6.00% and
due dates ranging from July 1, 2027 to October 20,
2060, valued at $448,744,920)			19,044,000	19,044,000

Total repurchase agreements (cost $114,844,000)				$114,844,000

ASSET-BACKED
COMMERCIAL		Maturity	Principal
PAPER (17.9%)*	Yield (%)	date	amount	Value

Alpine Securitization	0.240	1/21/11	$2,900,000	$2,899,612

Alpine Securitization	0.240	1/14/11	1,800,000	1,799,844

Bryant Park Funding, LLC	0.240	1/13/11	1,350,000	1,349,892

Bryant Park Funding, LLC	0.240	1/12/11	2,500,000	2,499,817

Fairway Finance, LLC	0.275	3/2/11	1,511,000	1,510,307

Fairway Finance, LLC	0.260	2/7/11	2,312,000	2,311,382

Falcon Asset
Securitization Co., LLC	0.250	2/23/11	615,000	614,774

Falcon Asset
Securitization Co., LLC	0.250	2/11/11	3,000,000	2,999,146

FCAR Owner Trust I	0.290	2/3/11	650,000	649,827

FCAR Owner Trust I	0.280	1/5/11	4,000,000	3,999,876

Gotham Funding Corp.	0.290	1/18/11	785,000	784,893

Gotham Funding Corp.	0.270	1/25/11	1,400,000	1,399,748

Gotham Funding Corp.	0.270	1/12/11	2,500,000	2,499,794

Liberty Street
Funding, LLC	0.260	1/18/11	2,000,000	1,999,754

Manhattan Asset
Funding Co., LLC	0.280	1/20/11	2,000,000	1,999,704

Manhattan Asset
Funding Co., LLC	0.280	1/18/11	1,700,000	1,699,775

Manhattan Asset
Funding Co., LLC	0.280	1/10/11	1,000,000	999,930

Old Line Funding Corp.	0.260	1/19/11	364,000	363,953

Old Line Funding Corp.	0.260	1/7/11	3,545,000	3,544,846

Sheffield Receivables
(United Kingdom)	0.260	1/19/11	925,000	924,880

Sheffield Receivables
(United Kingdom)	0.250	2/10/11	1,250,000	1,249,653

Straight-A Funding, LLC	0.260	2/2/11	2,000,000	1,999,538

Straight-A Funding, LLC	0.260	1/20/11	1,323,000	1,322,818

Straight-A Funding, LLC	0.260	1/19/11	1,416,000	1,415,816

Straight-A Funding, LLC	0.260	1/6/11	300,000	299,989

Straight-A Funding, LLC	0.250	3/9/11	2,000,000	1,999,069

Putnam VT Money Market Fund 5

ASSET-BACKED
COMMERCIAL		Maturity	Principal
PAPER (17.9%)* cont.	Yield (%)	date	amount	Value

Straight-A Funding, LLC	0.250	3/9/11	$800,000	$799,628

Straight-A Funding, LLC	0.240	2/14/11	1,300,000	1,299,619

Thunder Bay Funding, Inc.	0.240	1/21/11	2,500,000	2,499,667

Variable Funding
Capital Co., LLC	0.260	2/17/11	4,500,000	4,498,473

Total asset-backed commercial paper (cost $54,236,024)				$54,236,024

CORPORATE BONDS	Interest	Maturity	Principal
AND NOTES (10.4%)*	rate (%)	date	amount	Value

Commonwealth Bank
of Australia 144A
sr. unsec. notes FRN
(Australia)	0.358	6/28/11	$3,600,000	$3,600,000

JPMorgan Chase Bank, NA
sr. notes FRN	0.261	6/21/11	4,600,000	4,600,000

National Australia Bank,
Ltd. 144A sr. unsec.
notes FRN (Australia)	0.291	1/27/11	4,300,000	4,300,000

Nordea Bank AB 144A FRN
(Sweden)	0.314	6/20/11	3,800,000	3,800,000

Rabobank Nederland 144A
sr. unsec. unsub. notes FRN
(Netherlands)	0.354	6/16/11	2,000,000	2,000,000

Roche Holdings, Inc.
144A company
guaranty sr. unsec.
unsub. notes FRN	2.288	2/25/11	2,425,000	2,432,356

Royal Bank of Canada
144A sr. unsec.
notes FRN (Canada) M	0.700	5/15/14	3,925,000	3,926,115

Svenska Handelsbanken AB
144A FRN (Sweden)	0.319	2/11/11	3,800,000	3,800,000

Westpac Banking Corp.
sr. unsec. notes FRN,
MTN (Australia)	0.358	5/27/11	500,000	500,000

Westpac Banking Corp.
144A sr. unsec.
notes FRN (Australia)	0.316	7/1/11	2,400,000	2,400,000

Total corporate bonds and notes (cost $31,358,471)				$31,358,471

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (8.6%)*	Yield (%)	date	Rating**	amount	Value

California (0.3%)
California Educational
Facilities Authority
Commercial Paper
(Stanford University),
Ser. STAN	0.270	2/23/11	P-1	$1,000,000	$1,000,000

					1,000,000
Connecticut (1.3%)
Yale University
Commercial Paper	0.250	2/1/11	P-1	1,500,000	1,499,677

Yale University
Commercial Paper	0.250	1/7/11	P-1	2,500,000	2,499,896

					3,999,573
Illinois (0.2%)
Chicago, Waste Water
Transmission VRDN,
Ser. C-3 M	0.280	1/1/39	VMIG1	500,000	500,000

					500,000
Indiana (0.4%)
Indiana State Finance
Authority VRDN,
Ser. A-2 M	0.280	2/1/37	VMIG1	1,200,000	1,200,000

					1,200,000

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (8.6%)* cont.	Yield (%)	date	Rating**	amount	Value

Maryland (0.5%)
Johns Hopkins University
Commercial Paper Ser. A	0.290	2/1/11	P-1	$1,500,000	$1,500,000

					1,500,000
Missouri (0.5%)
Missouri State Health &
Educational Facilities
Authority VRDN
(Washington University
(The)), Ser. D M	0.260	9/1/30	VMIG1	1,500,000	1,500,000

					1,500,000
Montana (0.4%)
Montana Facility Finance
Authority VRDN (Sisters
of Charity), Ser. A M	0.290	12/1/25	VMIG1	1,100,000	1,100,000

					1,100,000
Nevada (0.9%)
Reno, Nevada Sales Tax
VRDN (Reno) M	0.280	6/1/42	VMIG1	2,670,000	2,670,000

					2,670,000
Oklahoma (0.3%)
Oklahoma State Turnpike
Authority VRDN, Ser. B M	0.290	1/1/28	VMIG1	1,000,000	1,000,000

					1,000,000
Texas (2.0%)
Denton, Texas
Independent School
District VRDN,
Ser. 05-A M	0.340	8/1/35	A–1	5,250,000	5,250,000

Houston, Texas
Independent School
District VRDN
(Schoolhouse), PSFG M	0.340	6/15/31	VMIG1	855,000	855,000

					6,105,000
Utah (0.2%)
Murray City, Utah
Hospital VRDN (IHC
Health Services, Inc.),
Ser. B M	0.280	5/15/37	VMIG1	785,000	785,000

					785,000
Virginia (1.1%)
University of Virginia
Commercial Paper
Ser. 03-A	0.280	3/2/11	P-1	1,025,000	1,025,000

University of Virginia
Commercial Paper
Ser. 03-A	0.270	3/3/11	P-1	2,165,000	2,165,000

					3,190,000
Wisconsin (0.5%)
University of Wisconsin
Hospitals & Clinics
Authority VRDN, Ser. B M	0.280	4/1/34	VMIG1	1,600,000	1,600,000

					1,600,000

Total municipal bonds and notes (cost $26,149,573)					$26,149,573

U.S. TREASURY		Maturity	Principal
OBLIGATIONS (7.7%)*	Yield (%)	date	amount	Value

U.S. Treasury Bills	0.260	11/17/11	$6,000,000	$5,986,346

U.S. Treasury Bills	0.240	11/17/11	8,000,000	7,982,578

U.S. Treasury Notes [k]	1.750	11/15/11	3,000,000	3,037,175

U.S. Treasury Notes [k]	1.000	10/31/11	3,200,000	3,220,067

U.S. Treasury Notes [k]	0.750	11/30/11	3,000,000	3,013,244

Total U.S. treasury obligations (cost $23,239,410)				$23,239,410

6 Putnam VT Money Market Fund

COMMERCIAL		Maturity	Principal
PAPER (7.4%)*	Yield (%)	date	amount	Value

Barclays U.S.
Funding Corp.
(United Kingdom)	0.250	1/11/11	$2,200,000	$2,199,847

Commonwealth Bank
of Australia
(Australia)	0.290	3/7/11	1,050,000	1,049,450

DnB NOR Bank ASA
(Norway)	0.270	1/25/11	500,000	499,910

DnB NOR Bank ASA
(Norway)	0.260	1/14/11	2,500,000	2,499,765

DnB NOR Bank ASA 144A
FRN (Norway)	0.355	3/1/11	2,000,000	2,000,000

General Electric Capital
Services, Inc.	0.250	2/22/11	4,300,000	4,298,447

HSBC Bank USA NA/
New York, NY
(United Kingdom)	0.245	1/26/11	4,800,000	4,799,183

JPMorgan Chase Bank NA	0.260	2/3/11	346,000	345,918

Nationwide Building
Society (United Kingdom)	0.270	1/28/11	1,000,000	999,798

Nationwide Building
Society 144A
(United Kingdom)	0.260	1/25/11	600,000	599,896

Nordea North
America, Inc. (Sweden)	0.250	1/7/11	700,000	699,971

Svenska Handelsbanken/
New York, NY	0.280	1/7/11	500,000	499,977

Westpac Banking Corp.
144A (Australia)	0.000	2/18/11	1,800,000	1,799,901

Total commercial paper (cost $22,292,063)				$22,292,063

CERTIFICATES OF	Interest	Maturity	Principal
DEPOSIT (5.0%)*	rate (%)	date	amount	Value

Australia & New Zealand
Banking Group, Ltd.
(Australia)	0.270	3/9/11	$4,600,000	$4,600,000

Bank of Nova Scotia
(Canada)	0.280	3/17/11	2,400,000	2,400,000

Lloyds TSB Bank PLC/New
York, NY FRN
(United Kingdom)	1.266	5/6/11	2,400,000	2,400,000

National Australia Bank,
Ltd. (Australia)	0.275	1/12/11	700,000	700,001

Natixis/New York, NY FRN
(France)	0.321	7/1/11	1,440,000	1,440,000

Toronto-Dominion Bank/NY
FRN (Canada)	0.266	2/4/11	3,700,000	3,700,000

Total certificates of deposit (cost $15,240,001)				$15,240,001

U.S. GOVERNMENT AGENCY		Maturity	Principal
OBLIGATIONS (2.9%)* .	Yield (%)	date	amount	Value

Federal Farm Credit Bank
FRB, Ser. 1	0.271	2/28/11	$3,300,000	$3,300,000

Federal Home Loan Bank
discount notes	0.200	3/15/11	233,000	232,906

Federal Home Loan
Mortgage Corp. discount
notes	0.210	3/28/11	2,996,000	2,994,497

Federal National
Mortgage Association
discount notes	0.220	3/25/11	220,000	219,888

U.S. GOVERNMENT AGENCY		Maturity	Principal
OBLIGATIONS (2.9%)* cont.	Yield (%)	date	amount	Value

Federal National
Mortgage Association
discount notes	0.210	3/21/11	$1,500,000	$1,499,309

Federal National
Mortgage Association
discount notes	0.200	1/12/11	490,000	489,970

Total U.S. government agency obligations (cost $8,736,570)				$8,736,570

TIME DEPOSITS	Interest	Maturity	Principal
(2.4%)*	rate (%)	date	amount	Value

Credit Agricole S.A.
(France)	0.160	1/3/11	$3,000,000	$3,000,000

US Bank, NA/Cayman
Islands	0.250	1/3/11	4,351,000	4,351,000

Total time deposits (cost $7,351,000)				$7,351,000

Total investments (cost $303,447,112)				$303,447,112

Key to holding’s abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
PSFG	Permanent School Fund Guaranteed
VRDN	Variable Rate Demand Notes

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through December 31, 2010 (the reporting period).

* Percentages indicated are based on net assets of $302,558,733.

**The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

k The rates shown are the current interest rates at the close of the reporting period.

M The security’s effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN and VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	79.6%	Norway	1.7%

Australia	6.2	France	1.5

United Kingdom	4.3	Netherlands	0.7

Canada	3.3	Total	100.0%

Sweden	2.7

Putnam VT Money Market Fund 7

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$—	$54,236,024	$—

Certificates of deposit	—	15,240,001	—

Commercial paper	—	22,292,063	—

Corporate bonds and notes	—	31,358,471	—

Municipal bonds and notes	—	26,149,573	—

Repurchase agreements	—	114,844,000	—

Time deposits	—	7,351,000	—

U.S. Government agency obligations	—	8,736,570	—

U.S. Treasury obligations	—	23,239,410	—

Totals by level	$—	$303,447,112	$—

The accompanying notes are an integral part of these financial statements.

8 Putnam VT Money Market Fund

Statement of assets and liabilities
12/31/10

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (at amortized cost)	$188,603,112

Repurchase agreements (identified cost $114,844,000)	114,844,000

Cash	30,192

Receivable from Manager (Note 2)	11,369

Interest and other receivables	66,520

Receivable for shares of the fund sold	19,095

Total assets	303,574,288

Liabilities

Distributions payable to shareholders	4

Payable for shares of the fund repurchased	840,241

Payable for investor servicing fees (Note 2)	25,581

Payable for custodian fees (Note 2)	5,694

Payable for Trustee compensation and expenses (Note 2)	90,481

Payable for administrative services (Note 2)	1,123

Payable for distribution fees (Note 2)	34,761

Other accrued expenses	17,670

Total liabilities	1,015,555

Net assets	$302,558,733

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$302,830,034

Accumulated net realized loss on investments (Note 1)	(271,301)

Total — Representing net assets applicable
to capital shares outstanding	$302,558,733

Computation of net asset value Class IA

Net assets	$138,560,852

Number of shares outstanding	138,701,958

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$1.00

Computation of net asset value Class IB

Net assets	$163,997,881

Number of shares outstanding	164,149,446

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$1.00

Statement of operations
Year ended 12/31/10

Investment income

Interest (including interest income of $11,979 from investments
in affiliated issuers) (Note 5)	$976,061

Expenses

Compensation of Manager (Note 2)	989,752

Investor servicing fees (Note 2)	338,399

Custodian fees (Note 2)	13,927

Trustee compensation and expenses (Note 2)	31,532

Administrative services (Note 2)	15,027

Distribution fees — Class IB (Note 2)	446,986

Other	130,979

Fees waived and reimbursed by Manager (Note 2)	(1,085,399)

Total expenses	881,203

Expense reduction (Note 2)	(148)

Net expenses	881,055

Net investment income	95,006

Net realized loss on investments (Notes 1 and 3)	(134,480)

Net loss on investments	(134,480)

Net decrease in net assets resulting from operations	$(39,474)

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 9

Statement of changes in net assets

	Year ended	Year ended
	12/31/10	12/31/09

Decrease in net assets

Operations:

Net investment income	$95,006	$1,297,795

Net realized gain (loss) on investments	(134,480)	1,763

Net increase (decrease) in net assets
resulting from operations	(39,474)	1,299,558

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(60,691)	(826,590)

Class IB	(67,651)	(437,869)

Decrease from capital share transactions
(Note 4)	(68,006,751)	(101,591,751)

Total decrease in net assets	(68,174,567)	(101,556,652)

Net assets:

Beginning of year	370,733,300	472,289,952

End of year (including undistributed net
investment income of $— and $33,336,
respectively)	$302,558,733	$370,733,300

The accompanying notes are an integral part of these financial statements.

10 Putnam VT Money Market Fund

Financial highlights (For a common share outstanding throughout the period)

									RATIOS AND
INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a,b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[a,c]	Ratio of net investment income (loss) to average net assets (%)

Class IA

12/31/10	$1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	$1.00	.03	$138,561	.26[d]	.03[d]

12/31/09	1.00	.0036	—[e]	.0036	(.0035)	(.0035)	1.00	.35	178,927	.47[d,f]	.39[d,f]

12/31/08	1.00	.0279	(.0003)	.0276	(.0279)	(.0279)	1.00	2.83	251,780	.47[f]	2.78[f]

12/31/07	1.00	.0492	—[e]	.0492	(.0492)	(.0492)	1.00	5.05	219,558	.46[f]	4.92[f]

12/31/06	1.00	.0455	—	.0455	(.0455)	(.0455)	1.00	4.66	205,133	.52[f]	4.56[f]

Class IB

12/31/10	$1.00	.0003	(.0004)	(.0001)	(.0004)	(.0004)	$1.00	.03	$163,998	.26[d]	.03[d]

12/31/09	1.00	.0022	—[e]	.0022	(.0021)	(.0021)	1.00	.21	191,806	.62[d,f]	.24[d,f]

12/31/08	1.00	.0254	(.0003)	.0251	(.0254)	(.0254)	1.00	2.57	220,510	.72[f]	2.54[f]

12/31/07	1.00	.0467	—[e]	.0467	(.0467)	(.0467)	1.00	4.79	206,134	.71[f]	4.67[f]

12/31/06	1.00	.0430	—	.0430	(.0430)	(.0430)	1.00	4.39	194,620	.77[f]	4.34[f]

a The charges and expenses at the insurance company separate account level are not reflected.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	12/31/10	12/31/09

Class IA	0.19%	0.07%

Class IB	0.44	0.17

e Amount represents less than $0.0001 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

12/31/09	0.04%

12/31/08	0.08

12/31/07	0.09

12/31/06	0.05

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 11

Notes to financial statements 12/31/10

Note 1 — Significant accounting policies

Putnam VT Money Market Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as an open-end management investment company. The investment objective of the fund is to seek to provide as high a rate of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital and maintenance of liquidity by investing in a diversified portfolio of high-quality short-term money market instruments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2010 through December 31, 2010.

A) Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

E) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

F) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $271,301 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$15,820	12/31/15

121,001	12/31/16

134,480	12/31/18

H) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period ended, there were no temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund required no such reclassifications.

The tax basis components of distributable earnings as of the close of the reporting period were as follows:

Capital loss carryforward	$(271,301)

The aggregate identified cost on a financial reporting and tax basis is the same.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of

12 Putnam VT Money Market Fund

each fund or the nature of the services performed and relative applicability to each fund.

J) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 37.9% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.440% of the first $5 billion, 0.390% of the next $5 billion, 0.340% of the next $10 billion, 0.290% of the next $10 billion, 0.240% of the next $50 billion, 0.220% of the next $50 billion, 0.210% of the next $100 billion and 0.205% of any excess thereafter.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management waived $1,085,399 as a result of this waiver, which includes $446,986 of class IB specific distribution fees from the fund.

Putnam Management has also contractually agreed, through June 30, 2011, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective April 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $148 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $223, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $17,878,439,433 and $17,946,551,323, respectively.

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/10		Year ended 12/31/09		Year ended 12/31/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	42,519,546	$42,519,546	26,645,548	$26,645,548	54,338,124	$54,338,124	77,108,563	$77,108,563

Shares issued in connection with
reinvestment of distributions	60,691	60,691	826,590	826,590	67,651	67,651	437,869	437,869

	42,580,237	42,580,237	27,472,138	27,472,138	54,405,775	54,405,775	77,546,432	77,546,432

Shares repurchased	(82,865,662)	(82,865,662)	(100,350,370)	(100,350,370)	(82,127,101)	(82,127,101)	(106,259,951)	(106,259,951)

Net decrease	(40,285,425)	$(40,285,425)	(72,878,232)	$(72,878,232)	(27,721,326)	$(27,721,326)	(28,713,519)	$(28,713,519)

Putnam VT Money Market Fund 13

Note 5 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $11,979 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $133,925,246 and $157,815,670, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 6 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 7 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

14 Putnam VT Money Market Fund

About the Trustees

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Independent Trustees

Ravi Akhoury	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the	Jacob Ballas Capital India,
Born 1947	Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product	a non-banking finance
Trustee since 2009	investment management firm with over $40 billion in assets under management.	company focused on private
equity advisory services

Barbara M. Baumann	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic	SM Energy Company, a
Born 1955	energy firms and direct investor in energy assets. Trustee, and Co-Chair of the Finance Committee,	publicly held energy company
Trustee since 2010	of Mount Holyoke College. Former Chair and current board member of Girls Incorporated of Metro	focused on natural gas
	Denver. Member of the Finance Committee, The Children’s Hospital of Denver.	and crude oil in the United
States; UniSource Energy
Corporation, a publicly held
provider of natural gas and
electric service across Arizona;
Cody Resources Management,
LLP, a privately held energy,
ranching, and commercial real
estate company

Jameson A. Baxter	President of Baxter Associates, Inc., a private investment firm. Chairman of Mutual Fund	ASHTA Chemicals, Inc.
Born 1943	Directors Forum. Chairman Emeritus of the Board of Trustees of Mount Holyoke College.
Trustee since 1994 and
Vice Chairman since 2005

Charles B. Curtis	President Emeritus of the Nuclear Threat Initiative, a private foundation dealing with national	Edison International; Southern
Born 1940	security issues. Senior Advisor to the United Nations Foundation. Senior Advisor to the Center	California Edison
Trustee since 2001	for Strategic and International Studies. Member of the Council on Foreign Relations and the
National Petroleum Council.

Robert J. Darretta	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice	United-Health
Born 1946	Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson’s Chief	Group, a diversified
Trustee since 2007	Financial Officer for a decade.	health-care company

John A. Hill	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout	Devon Energy Corporation, a
Born 1942	firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board	leading independent natural
Trustee since 1985 and	of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein	gas and oil exploration and
Chairman since 2000	Center for Corporate Governance and Performance at the Yale School of Management.	production company

Paul L. Joskow	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused	TransCanada Corporation,
Born 1947	primarily on research and education on issues related to science, technology, and economic	an energy company focused
Trustee since 1997	performance. Elizabeth and James Killian Professor of Economics and Management, Emeritus	on natural gas transmission
	at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the	and power services; Exelon
	Center for Energy and Environmental Policy Research at MIT.	Corporation, an energy
company focused on
power services

Kenneth R. Leibler	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the	Northeast Utilities,
Born 1949	trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess	which operates New
Trustee since 2006	Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global	England’s largest energy
	communications and advertising firm.	delivery system

Robert E. Patterson	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private	None
Born 1945	equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin
Trustee since 1984	Diabetes Center.

George Putnam, III	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research	None
Born 1951	services, and founder and President of New Generation Advisors, LLC, a registered investment
Trustee since 1984	advisor to private funds.
Director of The Boston Family Office, LLC, a registered investment advisor.

W. Thomas Stephens	Retired as Chairman and Chief Executive Officer of Boise Cascade, LLC, a paper, forest	TransCanada Corporation, an
Born 1942	products, and timberland assets company, in December 2008.	energy company focused on
Trustee from 1997 to 2008		natural gas transmission and
and since 2009		power services

Putnam VT Money Market Fund 15

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Interested Trustee

Robert L. Reynolds*	President and Chief Executive Officer of Putnam Investments since 2008. Prior to joining	None
Born 1952	Putnam Investments, served as Vice Chairman and Chief Operating Officer of Fidelity
Trustee since 2008 and	Investments from 2000 to 2007.
President of the Putnam
Funds since July 2009

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2010, there were 104 Putnam funds. All Trustees serve as Trustees of all Putnam funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President and Chief Legal Officer
Compliance Liaison	Since 2004
Since 2004	Senior Managing Director, Putnam Investments and Putnam Management
Senior Vice President and Treasurer, The Putnam Funds
James P. Pappas (Born 1953)
Steven D. Krichmar (Born 1958)	Vice President
Vice President and Principal Financial Officer	Since 2004
Since 2002	Managing Director, Putnam Investments and Putnam Management
Senior Managing Director, Putnam Investments and Putnam Management
Judith Cohen (Born 1945)
Janet C. Smith (Born 1965)	Vice President, Clerk and Assistant Treasurer
Vice President, Assistant Treasurer and Principal Accounting Officer	Since 1993
Since 2007	Vice President, Clerk and Assistant Treasurer, The Putnam Funds
Managing Director, Putnam Investments and Putnam Management
Michael Higgins (Born 1976)
Beth S. Mazor (Born 1958)	Vice President, Senior Associate Treasurer and Assistant Clerk
Vice President	Since 2010
Since 2002	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Managing Director, Putnam Investments and Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Managing Director, Putnam Investments, Putnam Management and	Since 2000
Putnam Retail Management	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager,
The Putnam Funds
Mark C. Trenchard (Born 1962)
Vice President and BSA Compliance Officer	Susan G. Malloy (Born 1957)
Since 2002	Vice President and Assistant Treasurer
Managing Director, Putnam Investments and Putnam Retail Management	Since 2007
Managing Director, Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

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20 Putnam VT Money Market Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT Money Market Fund 21

This report has been prepared for the shareholders	H318
of Putnam VT Money Market Fund.	265761 2/11

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2010	$56,297	$--	$1,679	$224*
December 31, 2009	$68,152	$--	$1,645	$448*

* Includes fees of $224 and $448 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2010 and December 31, 2009, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2010 and December 31, 2009, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $280,123 and $561,373 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2010	$ -	$ 227,601	$ -	$ -
December 31, 2009	$ -	$ 453,847	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed- End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: February 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 28, 2011